PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥5,312,274	¥5,176,174	$750,355
Office equipment and fixtures	1,442,395	1,447,214	209,793
Production equipment	31,102,055	30,884,566	4,477,127
Leasehold improvement	—	2,260,000	327,617
Total property and equipment	37,856,724	39,767,954	5,764,892
Less: accumulated depreciation	(11,614,250)	(12,895,003)	(1,869,302)
Less: Impairment for property and equipment	(768,312)	(768,312)	(111,377)
Property and equipment, net	¥25,474,162	¥26,104,639	$3,784,213
Construction in progress	¥239,739	¥267,571	$38,788

Depreciation expenses was ¥1,318,517 and ¥1,602,166 ($232,255) for the six months ended December 31, 2021 and 2022, respectively.

Loss from property and equipment disposal was ¥35,279 for the six months ended December 31, 2021. Gain from property and equipment disposal was ¥12,782 ($1,853) for the six months ended December 31, 2022.